Loss Per Ordinary Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Summary of Earnings Per Share

	For the six months ended June 30
	2022	2023
Basic and diluted loss per ordinary share	$(0.07)	$(0.05)
Basic and diluted loss per equivalent ADS	$(1.86)	$(1.34)

Summary of Loss and Weighted-Average Number of Ordinary Shares Outstanding

The loss and weighted-average number of ordinary shares outstanding used in the computation of loss per share are as follows:

	For the six months ended June 30
	2022	2023
Loss used in the computation of basic and diluted loss per share	$(25,971,668)	$(20,997,846)
Weighted-average number of ordinary shares in the computation of basic loss per ordinary share	348,723,365	391,014,637
Weighted-average number of ADS in the computation of basic loss per ADS	13,948,935	15,640,585